Meridian Fund, Inc.

100 Fillmore Street

Suite 325

Denver, CO 80206

November 13, 2018

Division of Investment Management

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:     Meridian Fund, Inc., File Nos. 002-90949 and 811-04014

Ladies and Gentlemen:

On behalf of the Meridian Fund, Inc., a registered investment company (the “Corporation”) and pursuant to the instructions on Form N-1A regarding Interactive Data Files, attached for filing are the Interactive Data Files required for Items 2-4 of Form N-1A with respect to Amendment No. 58 to the Corporation’s Registration Statement filed on October 25, 2018 (Accession No. 0001193125-18-307894) as varied by the form of prospectus filed pursuant to Rule 497(c) on November 1, 2018 (Accession No. 0001193125-18-315809) for the funds identified in Exhibit A below, each a series of the Corporation.

If you have any questions, please contact me at (303) 398-2950.

Very truly yours,

/s/ Rick Grove
Rick Grove
Chief Compliance Officer

Exhibit A

Funds

Meridian Enhanced Equity Fund

Meridian Growth Fund

Meridian Contrarian Fund

Meridian Small Cap Growth Fund